UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4748

Dreyfus Premier Fixed Income Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	04/30/08

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Premier Core Bond Fund

SEMIANNUAL REPORT April 30, 2008

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
4	Understanding Your Fund’s Expenses
4	Comparing Your Fund’s Expenses
With Those of Other Funds
5	Statement of Investments
23	Statement of Financial Futures
23	Statement of Options Written
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
36	Notes to Financial Statements
51	Proxy Results
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Core Bond Fund

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this last semiannual report for Dreyfus Premier Core Bond Fund, covering the six-month period from November 1, 2007, through April 30, 2008.

Although the U.S. economy has teetered on the brink of recession and the financial markets encountered heightened volatility due to an ongoing credit crisis over the reporting period, we recently have seen signs of potential improvement.The Federal Reserve Board’s aggressive easing of monetary policy and innovative measures to inject liquidity into the banking system appear to have reassured many investors. At Dreyfus, we believe that the current economic downturn is likely to be relatively brief by historical standards, but the ensuing recovery may be gradual and prolonged as financial deleveraging and housing price deflation continue to weigh on economic activity.

The implications of our economic outlook for the U.S.Treasury and other bond markets generally are positive. Selling pressure among overleveraged investors has created attractive values in a number of fixed-income asset classes, including some that currently offer highly competitive yields.Your financial advisor can help you assess current risks and take advantage of these longer-term opportunities within the context of your overall investment portfolio.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2007, through April 30, 2008, as provided by Kent Wosepka, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2008, Class A, Class B, Class C and Class I shares of Dreyfus Premier Core Bond Fund achieved total returns of 1.15%, 0.90%, 0.70% and 1.29%, respectively.1 In comparison, the fund’s benchmark, the Lehman Brothers U.S. Aggregate Index (the “Index”), achieved a total return of 4.08% for the same period.2

Although many sectors of the bond market were negatively affected by an intensifying credit crisis, and despite increased volatility among corporate and mortgage-backed securities, the fund was able to produce positive absolute returns. However, a “flight to quality” effectively boosted prices of U.S.Treasury securities, which in turn enabled the Index to produce a significantly better return than the fund during the reporting period.

On May 15, 2008, the fund completed an Agreement and Plan of Reorganization, which provided for, among other things, the transfer of the fund’s assets to Dreyfus Premier Intermediate Term Income Fund in a tax-free exchange for shares of that fund.The fund has since terminated its operations and your account has been transferred to Dreyfus Premier Intermediate Term Income Fund.

May 16, 2008

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Effective June 1, 2007,
Class R shares of the fund were renamed Class I shares. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through the fund’s merger on May 15, 2008. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers U.S. Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

The Fund 3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Core Bond Fund from November 1, 2007 to April 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2008
	Class A	Class B	Class C	Class I

Expenses paid per $1,000 †	$ 4.85	$ 7.34	$ 8.58	$ 3.60
Ending value (after expenses)	$1,011.50	$1,009.00	$1,007.00	$1,012.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2008
	Class A	Class B	Class C	Class I

Expenses paid per $1,000 †	$ 4.87	$ 7.37	$ 8.62	$ 3.62
Ending value (after expenses)	$1,020.04	$1,017.55	$1,016.31	$1,021.28

† Expenses are equal to the fund’s annualized expense ratio of .97% for Class A, 1.47% for Class B, 1.72% for Class C and .72% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—133.9%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Auto Receivables—3.6%
AmeriCredit Automobile Receivables
Trust, Ser. 2006-BG, Cl. A3	5.21	10/6/11	3,258,617	3,181,956
Americredit Prime Automobile
Receivables Trust,
Ser. 2007-1, Cl. E	6.96	3/8/16	2,980,000 [a]	2,797,475
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. D	6.50	5/15/12	1,100,000 [a]	1,076,969
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. D	6.57	9/16/13	708,000 [a]	604,937
Capital One Auto Finance Trust,
Ser. 2006-C, Cl. A3A	5.07	7/15/11	2,313,623	2,260,237
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A2A	5.29	5/17/10	455,000	441,470
Capital One Auto Finance Trust,
Ser. 2006-A, Cl. A3	5.33	11/15/10	625,467	620,564
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	1,985,000	1,982,364
Ford Credit Auto Owner Trust,
Ser. 2005-C, Cl. C	4.72	2/15/11	770,000	776,571
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	1,700,000 [a]	1,273,769
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. D	7.12	2/15/13	900,000 [a]	787,369
GS Auto Loan Trust,
Ser. 2004-1, Cl. A4	2.65	5/16/11	80,860	80,849
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,560,000	2,575,830
				18,460,360
Asset-Backed Ctfs./Credit Cards—1.1%
American Express Credit Account
Master Trust, Ser. 2007-6, Cl. C	3.11	1/15/13	2,350,000 [a,b]	2,098,898
Bank One Issuance Trust,
Ser. 2003-C4, Cl. C4	3.75	2/15/11	3,500,000 [b]	3,502,055
				5,600,953
Asset-Backed Ctfs./
Home Equity Loans—1.9%
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	2,529,819 [b]	2,279,367

The Fund 5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Home Equity Loans (continued)
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	2,314,785 [b]	2,002,266
Morgan Stanley Mortgage Loan
Trust, Ser. 2006-15XS, Cl. A6B	5.83	11/25/36	955,000 [b]	730,026
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-6, Cl. M1	5.91	1/25/36	2,100,000 [b]	1,646,497
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M2	3.38	2/25/35	2,105,000 [b]	1,780,602
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M3	3.45	2/25/35	600,000 [b]	484,483
Residential Asset Securities,
Ser. 2005-AHL2, Cl. M3	3.37	10/25/35	555,000 [b]	250,809
Residential Asset Securities,
Ser. 2003-KS7, Cl. MI3	5.75	9/25/33	900,089 [b]	482,408
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI1	3.01	3/25/36	187,334 [b]	162,176
				9,818,634
Asset-Backed Ctfs./
Manufactured Housing—.8%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	1,449,435	1,476,768
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	1,500,000	1,506,707
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	1,000,000	874,393
				3,857,868
Automobile Manufacturers—.7%
Daimler Finance North America,
Gtd. Notes, Ser. E	5.44	10/31/08	3,745,000 [b]	3,735,222
Automotive, Trucks & Parts—.7%
ERAC USA Finance,
Notes	3.15	4/30/09	965,000 [a,b]	961,883
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	1,440,000 [a]	1,303,383
ERAC USA Finance,
Notes	7.95	12/15/09	1,095,000 [a]	1,142,714

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Automotive, Trucks & Parts (continued)
Goodyear Tire & Rubber,
Gtd. Notes	8.66	12/1/09	380,000 [b]	382,375
				3,790,355
Banks—9.7%
BAC Capital Trust XIV,
Bank Gtd. Notes	5.63	12/31/49	3,205,000 [b]	2,576,564
Bank of America,
Jr. Sub. Notes	8.00	12/29/49	2,795,000 [b]	2,848,348
Barclays Bank,
Sub. Notes	5.93	9/29/49	1,485,000 [a,b]	1,255,860
Barclays Bank,
Sub. Bonds	7.70	4/29/49	1,380,000 [a,b]	1,427,941
Capital One Financial,
Sr. Unsub. Notes	3.27	9/10/09	2,500,000 [b]	2,277,792
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	1,710,000	1,605,262
Colonial Bank,
Sub. Notes	6.38	12/1/15	1,530,000	1,295,454
Colonial Bank,
Sub. Notes	8.00	3/15/09	540,000	548,601
Glintnir Banki,
Notes	2.87	10/15/08	1,245,000 [a,b]	1,233,702
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	3,305,000 [a,b]	3,263,595
J.P. Morgan & Co.,
Sub. Notes	6.25	1/15/09	1,155,000	1,173,608
Landsbanki Islands,
Sr. Notes	3.79	8/25/09	3,225,000 [a,b]	2,940,797
Marshall & Ilsley Bank,
Sub. Notes, Ser. BN	3.33	12/4/12	2,650,000 [b]	2,358,267
Marshall & Ilsley,
Sr. Unscd. Notes	5.63	8/17/09	2,945,000	2,943,869
Royal Bank of Scotland Group,
Jr. Sub. Bonds	6.99	10/29/49	1,500,000 [a,b]	1,379,097
Sovereign Bancorp,
Sr. Unscd. Notes	2.83	3/23/10	1,850,000 [b]	1,584,464
Sovereign Bancorp,
Sr. Unscd. Notes	3.37	3/1/09	2,965,000 [b]	2,715,792

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banks (continued)
Sumitomo Mitsui Banking,
Sub. Notes EUR	4.38	7/29/49	700,000 [b,c]	889,496
Sumitomo Mitsui Banking,
Sub. Notes	5.63	7/29/49	970,000 [a,b]	876,052
SunTrust Preferred Capital I,
Bank Gtd. Notes	5.85	12/31/49	3,125,000 [b]	2,376,809
UBS AG Stamford CT,
Sr. Unscd. Notes	5.75	4/25/18	1,440,000	1,440,478
USB Capital IX,
Gtd. Notes	6.19	4/15/49	6,410,000 [b]	4,874,638
Wachovia,
Notes	5.50	5/1/13	1,405,000	1,410,139
Wells Fargo Bank,
Sub. Notes	7.55	6/21/10	1,870,000	2,005,956
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	2,390,000	2,517,726
				49,820,307
Building & Construction—.6%
D.R. Horton,
Gtd. Notes	5.88	7/1/13	1,870,000	1,729,750
Masco,
Sr. Unscd. Notes	3.20	3/12/10	1,620,000 [b]	1,503,472
				3,233,222
Chemicals—.3%
RPM International,
Sr. Unscd. Notes	4.45	10/15/09	1,415,000	1,400,151
Commercial &
Professional Services—.8%
Donnelley (R.R.) and Sons,
Sr. Unscd. Notes	5.63	1/15/12	1,450,000	1,443,924
Donnelley (R.R.) and Sons,
Sr. Unscd. Notes	6.13	1/15/17	2,735,000	2,670,025
				4,113,949
Commercial Mortgage
Pass-Through Ctfs.—6.0%
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	3.18	1/25/37	2,082,911 [a,b]	1,675,702
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	3.30	11/25/35	1,857,011 [a,b]	1,563,882

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Commercial Mortgage
Pass-Through Ctfs. (continued)
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	3.48	12/25/33	580,792 [a,b]	526,043
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. M6	3.54	4/25/36	379,539 [a,b]	321,491
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	3.55	1/25/36	802,017 [a,b]	519,459
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	4.10	4/25/34	228,633 [a,b]	163,701
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B3	5.60	7/25/36	306,813 [a,b]	164,912
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	5.90	11/25/35	457,070 [a,b]	252,531
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A2	4.25	7/11/42	1,506,474	1,497,895
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18
Cl. A2	4.56	2/13/42	1,900,000 [b]	1,893,225
Capco America Securitization,
Ser. 1998-D7, Cl. A1B	6.26	10/15/30	529,406	531,485
Credit Suisse/Morgan Stanley
Commercial Mortgage Certificates,
Ser. 2006-HC1A, Cl. A1	2.91	5/15/23	3,119,322 [a,b]	2,943,988
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	1,815,000 [a]	1,715,611
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	960,000 [a]	869,491
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	2,275,000 [a]	2,146,576
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	550,000 [a]	518,512
GMAC Commercial Mortgage
Securities, Ser. 2003-C3, Cl. A2	4.22	4/10/40	1,475,000	1,468,309
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. F	3.22	3/6/20	2,770,000 [a,b]	2,593,374
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. G	3.26	3/6/20	1,545,000 [a,b]	1,403,249
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. K	3.79	3/6/20	995,000 [a,b]	808,862

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Commercial Mortgage
Pass-Through Ctfs. (continued)
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. L	4.04	3/6/20	3,335,000 [a,b]	2,834,750
Nationslink Funding,
Ser. 1998-2, Cl. A2	6.48	8/20/30	243,887	243,352
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	890,000 [a]	802,842
WAMU Commercial Mortgage
Securities Trust,
Ser. 2003-C1A, Cl. A	3.83	1/25/35	3,024,333 [a]	2,976,033
				30,435,275
Diversified Financial Services—16.4%
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	1,590,000 [b]	1,470,686
Amvescap,
Gtd. Notes	5.63	4/17/12	3,165,000	3,096,718
Block Financial,
Gtd. Notes	7.88	1/15/13	3,170,000	3,409,364
Capmark Financial Group,
Gtd. Notes	5.88	5/10/12	4,095,000 [a]	3,405,210
CIT Group,
Sr. Unscd. Notes	3.22	8/15/08	2,820,000 [b,d]	2,753,617
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	7,655,000	7,709,886
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	5/29/49	880,000 [b]	746,083
FCE Bank,
Sr. Unscd. Notes EUR	5.73	9/30/09	2,155,000 [b,c]	3,149,437
Ford Motor Credit,
Sr. Unscd. Notes	5.80	1/12/09	2,675,000	2,616,064
Ford Motor Credit,
Sr. Unscd. Notes	7.38	10/28/09	1,705,000	1,641,838
Fuji JGB Investment,
Sub. Bonds	9.87	12/29/49	1,620,000 [a,b]	1,624,457
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	4,060,000	4,109,297
Goldman Sachs Capital II,
Gtd. Bonds	5.79	12/29/49	1,825,000 [b]	1,377,811
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	2,800,000	2,752,355

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
HSBC Finance,
Sr. Notes	3.15	9/14/12	4,195,000 [b,d]	3,885,136
Janus Capital Group,
Sr. Unscd. Notes	6.25	6/15/12	2,125,000	2,116,761
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	1,050,000	1,114,271
Kaupthing Bank,
Sr. Notes	3.41	1/15/10	2,960,000 [a,b]	2,479,784
Lehman Brothers Holdings,
Sub. Notes	6.88	7/17/37	1,925,000	1,790,007
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	1,520,000	1,512,400
Lincoln National,
Jr. Sub. Bonds	6.05	4/20/67	3,350,000 [b]	2,882,655
LVB Acquisition Merger,
Gtd. Bonds	11.63	10/15/17	1,075,000 [a]	1,147,562
MBNA Capital A,
Bank Gtd. Cap. Secs., Ser. A	8.28	12/1/26	1,300,000	1,321,146
Merrill Lynch & Co.,
Sr. Unscd. Notes, Ser. C	3.32	2/5/10	887,000 [b]	847,871
Merrill Lynch & Co.,
Sr. Unscd. Notes, Ser. C	4.25	2/8/10	4,522,000	4,422,729
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.05	8/15/12	1,840,000	1,836,337
Morgan Stanley,
Sr. Unscd. Notes	3.88	1/15/09	5,160,000	5,162,198
Morgan Stanley,
Sr. Unscd. Notes	5.75	8/31/12	505,000	506,759
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	710,000	726,654
SB Treasury,
Jr. Sub. Bonds	9.40	12/29/49	3,330,000 [a,b]	3,354,216
SLM,
Sr. Unscd. Notes, Ser. A	3.06	7/27/09	3,105,000 [b]	2,873,140
SLM,
Notes, Ser. A	4.50	7/26/10	1,350,000	1,204,932
Tokai Preferred Capital,
Bonds	9.98	12/29/49	3,115,000 [a,b]	3,124,367

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
WEA Finance,
Sr. Notes	7.13	4/15/18	1,255,000 [a]	1,300,939
Windsor Financing,
Scd. Notes	5.88	7/15/17	743,537 [a]	793,046
				84,265,733
Electric Utilities—4.3%
AES,
Sr. Unscd. Notes	8.88	2/15/11	950,000 [d]	1,009,375
AES,
Sr. Unscd. Notes	9.38	9/15/10	460,000	491,625
Cinergy,
Sr. Unscd. Bonds	6.53	12/16/08	1,405,000	1,425,417
Dominion Resources,
Sr. Unscd. Notes, Ser. B	3.25	11/14/08	1,725,000 [b]	1,717,029
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	3,700,000 [a]	3,817,031
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	860,000 [a]	920,200
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	3,530,000	3,668,757
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	1,345,000	1,376,386
Niagara Mohawk Power,
Sr. Unscd. Notes, Ser. G	7.75	10/1/08	1,395,000	1,415,720
NiSource Finance,
Gtd. Notes	3.66	11/23/09	2,030,000 [b]	1,970,223
Nisource Finance,
Gtd. Notes	6.40	3/15/18	735,000	725,764
Ohio Power,
Sr. Unscd. Notes	2.91	4/5/10	1,605,000 [b]	1,551,302
Pacific Gas & Electric,
Sr. Unscd. Notes	6.35	2/15/38	860,000	893,370
Pepco Holdings,
Sr. Unscd. Notes	3.70	6/1/10	1,180,000 [b]	1,176,635
				22,158,834

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Environmental Control—.8%
Allied Waste North America,
Sr. Scd. Notes, Ser. B	5.75	2/15/11	155,000	154,225
Oakmont Asset Trust,
Notes	4.51	12/22/08	1,630,000 [a]	1,639,345
USA Waste Services,
Sr. Unscd. Notes	7.00	7/15/28	1,150,000	1,172,991
Waste Management,
Sr. Unscd. Notes	6.50	11/15/08	1,280,000	1,299,379
				4,265,940
Food & Beverages—1.0%
Delhaize Group,
Sr. Unsub. Notes	6.50	6/15/17	805,000	851,093
H.J. Heinz,
Sr. Unscd. Notes	6.43	12/1/20	2,250,000 [a]	2,277,814
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	855,000	889,219
Kroger,
Gtd. Notes	6.15	1/15/20	865,000	902,693
Safeway,
Sr. Unscd. Notes	6.35	8/15/17	260,000	276,740
				5,197,559
Foreign/Governmental—2.7%
Arab Republic of Egypt,
Unsub. Notes EGP	8.75	7/18/12	5,070,000 [a,c]	953,575
Banco Nacional de Desenvolvimento
Economico e Social, Unsub. Notes	5.33	6/16/08	2,655,000 [b]	2,661,637
Republic of Argentina,
Sr. Unscd. Bonds	3.09	8/3/12	11,850,000 [b]	6,419,737
Russian Federation,
Unsub. Bonds	8.25	3/31/10	3,364,677 [a]	3,528,705
				13,563,654
Health Care—.6%
HCA,
Sr. Unscd. Notes	6.30	10/1/12	725,000	683,313
HCA,
Sr. Unscd. Notes	6.75	7/15/13	1,440,000	1,339,200

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Health Care (continued)
HCA,
Sr. Unscd. Notes	7.88	2/1/11	294,000	299,145
HCA,
Sr. Unscd. Notes	8.75	9/1/10	560,000	578,200
				2,899,858
Lodging & Entertainment—.4%
MGM Mirage,
Gtd. Notes	8.50	9/15/10	2,055,000	2,116,650
Manufacturing—.4%
Jefferson Smurfit,
Sr. Unscd. Notes	8.25	10/1/12	1,285,000	1,175,775
Tyco International Group,
Gtd. Notes	6.88	1/15/29	650,000	626,341
				1,802,116
Media—2.9%
BSKYB Finance UK,
Gtd. Notes	6.50	10/15/35	950,000 [a]	919,764
Clear Channel Communications,
Sr. Unscd. Notes	4.50	1/15/10	2,300,000	2,088,103
Comcast,
Gtd. Notes	3.01	7/14/09	5,235,000 [b]	5,142,738
Comcast,
Gtd. Notes	6.30	11/15/17	1,550,000	1,613,451
News America,
Gtd. Notes	6.15	3/1/37	2,975,000	2,890,694
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	2,230,000	2,159,140
				14,813,890
Oil & Gas—2.4%
Anadarko Petroleum,
Sr. Unscd. Notes	3.20	9/15/09	4,370,000 [b]	4,296,650
BJ Services,
Sr. Unscd. Notes	3.25	6/1/08	6,750,000 [b]	6,751,336
WeatherFord International,
Gtd. Notes	5.15	3/15/13	1,055,000	1,060,134
				12,108,120
Pre-Refunded Muni—1.8%
California Department of Water
Resources, Power Supply
Revenue Bonds	5.13	5/1/18	1,505,000 [e]	1,645,477

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pre-Refunded Muni (continued)
City of New York,
GO, Ser. D	5.38	6/1/32	715,000 [e]	781,917
City of New York,
GO, Ser. J	5.50	6/1/21	280,000 [e]	312,004
Clark County School District,
GO, Ser. F (Insured; FSA)	5.50	6/15/17	385,000 [e]	421,425
Clark County School District,
GO, Ser. F (Insured; FSA)	5.50	6/15/18	250,000 [e]	273,652
Clark County,
GO (Bond Bank) (Insured; MBIA)	5.25	6/1/20	350,000 [e]	383,873
Cypress-Fairbanks Independent
School District, GO, Ser. A
(Schoolhouse) (Insured; PSF-GTD)	5.25	2/15/22	320,000 [e]	335,654
Denver City and County,
Excise Tax Revenue (Colorado
Convention Center Project)
(Insured; FSA)	5.00	9/1/20	320,000 [e]	340,038
Fort Worth Independent School
District, GO (Insured; PSF-GTD)	6.00	2/15/20	720,000 [e]	764,554
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue
(Insured; FSA)	5.00	7/1/31	420,000 [e]	454,474
Los Angeles Unified School
District, GO, Ser. A
(Insured; MBIA)	5.00	1/1/28	740,000 [e]	810,182
Miami,
GO (Homeland Defense/
Neighborhood) (Insured; MBIA)	5.50	1/1/22	430,000 [e]	468,184
New York State Urban Development,
Personal Income Tax-Ser. C-1,
Revenue Bonds	5.00	3/15/33	795,000 [e]	866,391
New York State Urban Development,
Personal Income Tax-Ser. B,
Revenue Bonds	5.13	3/15/29	245,000 [e]	268,378
Shelby County,
GO, Ser. A (Public Improvement
and School Bonds) (Insured; MBIA)	5.00	3/1/14	230,000 [e]	244,403
Williamson County,
GO, Ser. A (Insured; FSA)	6.00	8/15/14	245,000 [e]	264,313

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pre-Refunded Muni (continued)
Wisconsin,
GO, Ser. G (Insured; MBIA)	5.00	5/1/15	430,000 [e]	468,532
				9,103,451
Property & Casualty Insurance—3.5%
Ace INA Holdings,
Gtd. Notes	5.80	3/15/18	840,000	848,177
Chubb,
Sr. Unscd. Notes	5.47	8/16/08	3,350,000	3,365,554
Hanover Insurance,
Debs.	7.63	10/15/25	910,000	814,450
Hartford Financial Services Group,
Sr. Unscd. Notes	5.55	8/16/08	1,190,000	1,195,369
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	1,410,000 [a]	1,036,350
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	3,900,000	3,744,000
Metropolitan Life Global Funding
I, Sr. Scd. Notes	5.13	4/10/13	1,250,000 [a]	1,251,269
Nippon Life Insurance,
Notes	4.88	8/9/10	1,900,000 [a]	1,917,102
Pacific Life Global Funding,
Notes	3.75	1/15/09	1,613,000 [a]	1,612,810
Pacific Life Global Funding,
Notes	5.15	4/15/13	1,450,000 [a]	1,452,957
Willis North America,
Gtd. Notes	6.20	3/28/17	510,000	498,568
				17,736,606
Real Estate Investment Trusts—3.6%
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	1,120,000	1,086,462
Commercial Net Realty,
Sr. Unscd. Notes	6.15	12/15/15	1,505,000	1,299,411
ERP Operating,
Sr. Unscd. Notes	5.13	3/15/16	1,125,000 [d]	1,033,154
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	825,000	788,534
Federal Realty Investment Trust,
Notes	6.00	7/15/12	760,000	757,825
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	3,800,000	3,405,731

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Real Estate Investment
Trusts (continued)
HRPT Properties Trust,
Sr. Unscd. Notes	3.40	3/16/11	1,788,000 [b]	1,636,095
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	2,385,000	2,254,905
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	2,300,000	2,279,771
Mack-Cali Realty,
Notes	5.25	1/15/12	800,000	767,802
Regency Centers,
Gtd. Notes	5.25	8/1/15	2,000,000	1,805,048
Simon Property Group,
Sr. Unscd. Notes	4.88	8/15/10	1,180,000	1,164,934
				18,279,672
Residential Mortgage
Pass-Through Ctfs.—4.5%
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B3	5.85	4/25/36	466,035 [a,b]	246,999
Countrywide Home Loan Mortgage
Pass Through Trust,
Ser. 2002-J4, Cl. B3	5.86	10/25/32	319,490 [b]	223,751
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1, Cl. 1A1	6.25	10/25/34	3,109,599	2,993,536
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	3.65	2/25/36	1,661,703 [b]	1,004,621
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	4.40	2/25/36	1,357,057 [b]	761,200
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	3.25	5/25/36	915,367 [b]	781,927
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B1	6.03	6/25/36	498,725 [b]	207,833
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1	4.48	2/25/35	971,564 [b]	926,343
New Century Alternative Mortgage
Loan Trust, Ser. 2006-ALT2,
Cl. AF6A	5.89	10/25/36	890,000 [b]	614,713
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	2,355,000 [b]	1,969,163
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	1,630,000 [b]	1,409,585

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Residential Mortgage
Pass-Through Ctfs. (continued)
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	2,856 [a,b]	2,573
WaMu Pass-Through Certificates,
Ser. 2005-AR4, Cl. A4B	4.67	4/25/35	4,525,000 [b]	4,494,689
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2005-AR1, Cl. 1A1	4.54	2/25/35	5,322,812 [b]	5,255,730
Wells Fargo Mortgage Backed
Securities Trust, Ser. 2003-1,
Cl. 2A9	5.75	2/25/33	2,473,803	2,324,304
				23,216,967
Retail—.9%
CVS Caremark,
Sr. Unscd. Notes	3.38	6/1/10	1,155,000 [b]	1,121,661
Home Depot,
Sr. Unscd. Notes	2.93	12/16/09	1,015,000 [b]	970,476
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	1,725,000	1,446,623
Macy’s Retail Holdings,
Gtd. Notes	5.95	11/1/08	1,035,000	1,035,687
				4,574,447
Specialty Steel—.2%
Steel Dynamics,
Sr. Notes	7.38	11/1/12	1,180,000 [a]	1,206,550
State/Territory Gen Oblg—2.6%
California
GO (Insured; AMBAC)	3.50	10/1/27	550,000	453,486
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.05	6/1/34	1,500,000 [b]	1,422,465
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	5,505,000	5,263,991
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.00	6/1/27	2,420,000	2,248,277
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	3,965,000	3,749,502
				13,137,721

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Telecommunications—5.0%
America Movil,
Gtd. Notes	2.76	6/27/08	565,000 [b]	563,587
AT & T,
Sr. Unscd. Notes	3.16	5/15/08	3,700,000 [b]	3,700,007
AT & T,
Sr. Unscd. Notes	3.20	2/5/10	2,930,000 [b]	2,914,837
France Telecom,
Sr. Unsub. Notes	7.75	3/1/11	1,090,000 [b]	1,179,351
Intelsat Bermuda,
Gtd. Notes	11.25	6/15/16	705,000	718,219
Intelsat,
Sr. Unscd. Notes	7.63	4/15/12	700,000	591,500
Qwest,
Sr. Unscd. Notes	6.05	6/15/13	1,600,000 [b]	1,540,000
Qwest,
Sr. Unscd. Notes	7.50	10/1/14	1,365,000	1,378,650
Qwest,
Sr. Unscd. Notes	7.88	9/1/11	1,965,000	2,023,950
Sprint Capital,
Gtd. Notes	6.88	11/15/28	1,340,000	1,044,361
Telefonica Emisiones,
Gtd. Notes	2.84	6/19/09	815,000 [b]	806,410
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	3,205,000	3,275,000
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	1,510,000	1,501,040
Time Warner,
Gtd. Notes	5.88	11/15/16	4,630,000	4,520,626
				25,757,538
Textiles & Apparel—.3%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	1,370,000	1,360,125
Transportation—.4%
Ryder System,
Sr. Unscd. Notes	3.50	3/15/09	1,980,000	1,979,729
U.S. Government Agencies/
Mortgage-Backed—52.3%
Federal Home Loan Mortgage Corp.:
5.50%			52,980,000 [f]	53,403,858
5.50%, 11/1/22—4/1/37			14,560,742	14,738,644
6.00%, 10/1/37—11/1/37			5,212,787	5,338,361

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Coupon	Maturity	Principal
Bonds and Notes (continued) Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies/
Mortgage-Backed (continued)
Federal Home Loan
Mortgage Corp. (continued):
6.50%, 3/1/32		733,773	764,749
Multiclass Mortgage Participation Ctfs.
(Interest Only Obligations), Ser. 2752,
Cl. GM, 5.00%, 3/15/26		4,000,000 [g]	373,796
Multiclass Mortgage Participation Ctfs.
(Interest Only Obligations), Ser. 2731,
Cl. PY, 5.00%, 5/15/26		4,367,209 [g]	361,796
Federal National Mortgage Association:
5.00%		15,390,000 [f]	15,469,351
6.00%		91,725,000 [f]	93,931,728
6.50%		18,540,000 [f]	19,186,008
5.50%, 9/1/22—1/1/37		19,847,273	20,019,628
6.00%, 6/1/22—11/1/37		4,728,342	4,849,488
6.50%, 2/1/26—11/1/37		8,428,413	8,732,612
7.00%, 9/1/14		56,144	58,904
Pass-Through Ctfs., Ser. 2004-58,
Cl. LJ, 5.00%, 7/25/34		4,105,030	4,181,189
Government National Mortgage Association I:
Ser. 2004-43, Cl. A, 2.82%, 12/16/19		485,981	477,873
Ser. 2007-46, Cl. A, 3.14%, 11/16/29		1,233,356	1,223,007
Ser. 2005-34, Cl. A, 3.96%, 9/16/21		1,639,611	1,635,185
Ser. 2005-79, Cl. A, 4.00%, 10/16/33		1,751,185	1,742,392
Ser. 2005-50, Cl. A, 4.02%, 10/16/26		1,585,353	1,578,620
Ser. 2005-29, Cl. A, 4.02%, 7/16/27		2,335,876	2,318,251
Ser. 2005-42, Cl. A, 4.05%, 7/16/20		2,142,731	2,137,596
Ser. 2007-52, Cl. A, 4.05%, 10/16/25		1,894,418	1,886,119
Ser. 2005-67, Cl. A, 4.22%, 6/16/21		1,080,104	1,079,460
Ser. 2005-59, Cl. A, 4.39%, 5/16/23		1,740,474	1,740,986
Ser. 2005-32, Cl. B, 4.39%, 8/16/30		4,592,425	4,592,462
Ser. 2004-39, Cl. LC, 5.50%, 12/20/29		5,535,000	5,612,008
Government National Mortgage Association II:
5.63%, 7/20/30		288,638 [b]	290,931
6.38%, 4/20/30		191,794 [b]	194,134
			267,919,136
U.S. Government Securities—.7%
U.S. Treasury Strips
0.00%, 11/15/23		7,165,000	3,470,482
Total Bonds and Notes
(cost $703,126,649)			685,201,074

Preferred Stocks—.6%	Shares	Value ($)

Diversified Financial Services—.5%
AES Trust VII,
Conv., Cum. $3.00	50,950	2,547,500
Manufacturing—.1%
CIT Group
Conv., Cum. $1.0979	56,300	658,710
Total Preferred Stocks
(cost $3,939,015)		3,206,210

	Face Amount
	Covered by
Options—.6%	Contracts ($)	Value ($)

Call Options
3-Month Floor USD Libor-BBA
Interest Rate, October 2009 @2.5	47,500,000	75,150
3-Month Floor USD-Libor BBA,
Swaption	1,565,000	96,247
3-Month Floor USD-Libor BBA,
Swaption	3,920,000	234,024
3-Month Floor USD-Libor BBA,
Swaption	5,730,000	805,638
6-Month Floor USD-Libor BBA,
Swaption	22,440,000	1,887,608
Total Options
(cost $2,782,977)		3,098,667

	Principal
Short-Term Investments—.5%	Amount ($)	Value ($)

U.S. Government Agencies—.1%
Federal National Mortgage
Association, 1.50%, 5/13/08	270,000	269,865
U.S. Treasury Bills—.4%
1.34%, 5/15/08	2,204,000 [h]	2,203,174
Total Short-Term Investments
(cost $2,472,714)		2,473,039

Other Investment—.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $952,000)	952,000 [i]	952,000

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—1.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,920,958)	5,920,958 [i]	5,920,958

Total Investments (cost $719,194,313)	137.0%	700,851,948
Liabilities, Less Cash and Receivables	(37.0%)	(189,127,948)
Net Assets	100.0%	511,724,000

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to $89,238,075 or 17.4% of net assets.
[b] Variable rate security—interest rate subject to periodic change.
[c] Principal amount stated in U.S. Dollars unless otherwise noted.
EGP—Egyptian Pound
EUR—Euro
[d] All or a portion of these securities are on loan. At April 30, 2008, the total market value of the fund’s securities on loan is $5,761,604 and the total market value of the collateral held by the fund is $5,920,958.
[e] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[f] Purchased on a forward commitment basis.
[g] Notional face amount shown.
[h] All or partially held by a broker as collateral for open financial futures positions.
[i] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

Value (%)			Value (%)

Corporate Bonds	57.7	Short-Term/Money
U.S. Government & Agencies	53.0	Market Investments	1.9
Asset/Mortgage-Backed	17.9	Preferred Stocks	.6
Foreign/Governmental	2.7	Options	.6
State/Government General Obligations	2.6		137.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
April 30, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2008 ($)

Financial Futures Long
Euro-Bobl	190	32,293,147	June 2008	(882,799)
British Long Gilt	91	19,593,570	June 2008	(449,634)
U.S. Treasury 5 Year Notes	725	81,188,672	June 2008	(1,020,049)
U.S. Treasury 10 Year Notes	20	2,316,250	June 2008	(78,375)
Financial Futures Short
U.S. Treasury 2 Year Notes	252	(53,597,250)	June 2008	307,797
U.S. Treasury 30 year Bonds	302	(35,300,969)	June 2008	157,979
				(1,965,081)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
April 30, 2008 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options
3-Month USD Libor-BBA,
Swaption, Apr 2008 @ 3.33	11,240,000	—
3-Month USD Libor-BBA,
Swaption, May 2008 @ 3.44	11,240,000	(8,364)
3-Month USD Libor-BBA,
Swaption, May 2008 @ 4.41	5,550,000	(60,364)
3-Month USD Libor-BBA,
Swaption, May 2008 @ 4.17	5,620,000	(5,183)
Put Options
3-Month USD Libor-BBA,
Swaption, Apr 2008 @ 3.33	11,240,000	(279,262)
3-Month USD Libor-BBA,
Swaption, May 2008 @ 3.44	11,240,000	(202,777)
3-Month USD Libor-BBA,
Swaption, May 2008 @ 4.41	5,550,000	(52,201)
3-Month USD Libor-BBA,
Swaption, May 2008 @ 4.17	5,620,000	(100,346)
(Premiums received $684,591)		(708,497)

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2008 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $5,761,604)—Note 1(c):
Unaffiliated issuers			712,321,355	693,978,990
Affiliated issuers			6,872,958	6,872,958
Cash denominated in foreign currencies			49,798	49,154
Receivable for investment securities sold				14,024,332
Dividends and interest receivable				5,543,057
Swaps premium paid—Note 4				2,328,206
Receivable for shares of Beneficial Interest subscribed				338,304
Unrealized appreciation on forward currency exchange contracts—Note 4				328,265
Receivable for futures variation margin—Note 4				147,369
Receivable from broker for swap transactions—Note 4				137,787
Unrealized appreciation on swap contracts—Note 4				121,501
				723,869,923

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				509,212
Cash overdraft due to Custodian				936,005
Payable for investment securities purchased				198,544,702
Liability for securities on loan—Note 1(c)				5,920,958
Unrealized depreciation on swap contracts—Note 4				4,341,927
Outstanding options written, at value (premiums received
$684,591)—See Statement of Options Written—Note 4				708,497
Payable for shares of Beneficial Interest redeemed				660,269
Payable to broker from swap transactions—Note 4				263,739
Unrealized depreciation on forward currency exchange contracts—Note 4				65,882
Accrued expenses				194,732
				212,145,923

Net Assets ($)				511,724,000

Composition of Net Assets ($):
Paid-in capital				550,947,088
Accumulated undistributed investment income—net				1,307,841
Accumulated net realized gain (loss) on investments				(16,245,189)
Accumulated net unrealized appreciation (depreciation) on investments foreign currency transactions, options transactions and swap transactions
[including ($1,965,081) net unrealized (depreciation) on financial futures]				(24,285,740)

Net Assets ($)				511,724,000

Net Asset Value Per Share
	Class A	Class B	Class C	Class I

Net Assets ($)	401,079,763	50,233,726	37,328,024	23,082,487
Shares Outstanding	28,857,277	3,608,092	2,690,370	1,661,994

Net Asset Value Per Share ($)	13.90	13.92	13.87	13.89

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2008 (Unaudited)

Investment Income ($):
Income:
Interest	16,092,032
Dividends:
Unaffiliated issuers	150,296
Affiliated issuers	104,264
Income from securities lending	77,844
Total Income	16,424,436
Expenses:
Management fee—Note 3(a)	1,715,416
Shareholder servicing costs—Note 3(c)	1,140,984
Distribution fees—Note 3(b)	305,580
Prospectus and shareholders’ reports	39,016
Professional fees	37,222
Registration fees	31,660
Custodian fees—Note 3(c)	27,934
Interest expense—Note 2	424
Miscellaneous	125,082
Total Expenses	3,423,318
Less—reduction in management fee
due to undertaking—Note 3(a)	(344,357)
Less—reduction in fees due to
earnings credits—Note 1(c)	(14,739)
Net Expenses	3,064,222
Investment Income—Net	13,360,214

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,853,336)
Net realized gain (loss) on options transactions	2,143,493
Net realized gain (loss) on financial futures	6,068,740
Net realized gain (loss) on swap transactions	4,318,863
Net realized gain (loss) on forward currency exchange contracts	(41,790)
Net Realized Gain (Loss)	10,635,970
Net unrealized appreciation (depreciation) on investments, foreign currency transactions, options transactions and swap transactions
[including ($2,307,542) net unrealized (depreciation) on financial futures]	(18,180,736)
Net Realized and Unrealized Gain (Loss) on Investments	(7,544,766)
Net Increase in Net Assets Resulting from Operations	5,815,448

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2008	Year Ended
	(Unaudited)	October 31, 2007 [a]

Operations ($):
Investment income—net	13,360,214	28,384,361
Net realized gain (loss) on investments	10,635,970	2,305,263
Net unrealized appreciation
(depreciation) on investments	(18,180,736)	(9,265,290)
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,815,448	21,424,334

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(10,820,473)	(21,063,706)
Class B Shares	(1,402,411)	(6,164,248)
Class C Shares	(792,178)	(1,783,706)
Class I Shares	(548,859)	(993,010)
Net realized gain on investments:
Class A Shares	(1,085,965)	—
Class B Shares	(172,633)	—
Class C Shares	(94,926)	—
Class I Shares	(48,575)	—
Total Dividends	(14,966,020)	(30,004,670)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	66,236,688	150,315,443
Class B Shares	2,073,594	3,868,291
Class C Shares	4,919,533	6,114,141
Class I Shares	6,662,990	5,569,439
Dividends reinvested:
Class A Shares	9,601,009	17,380,310
Class B Shares	1,189,268	4,545,498
Class C Shares	607,886	1,182,562
Class I Shares	597,202	936,725
Cost of shares redeemed:
Class A Shares	(107,065,589)	(130,295,393)
Class B Shares	(37,331,770)	(96,471,428)
Class C Shares	(6,279,374)	(12,545,166)
Class I Shares	(3,617,017)	(4,926,878)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(62,405,580)	(54,326,456)
Total Increase (Decrease) in Net Assets	(71,556,152)	(62,906,792)

Net Assets ($):
Beginning of Period	583,280,152	646,186,944
End of Period	511,724,000	583,280,152
Undistributed investment income—net	1,307,841	1,511,548

	Six Months Ended
	April 30, 2008	Year Ended
	(Unaudited)	October 31, 2007 [a]

Capital Share Transactions:
Class A [b]
Shares sold	4,693,075	10,565,110
Shares issued for dividends reinvested	681,711	1,220,490
Shares redeemed	(7,680,569)	(9,131,859)
Net Increase (Decrease) in Shares Outstanding	(2,305,783)	2,653,741

Class B [b]
Shares sold	146,167	270,323
Shares issued for dividends reinvested	84,284	317,999
Shares redeemed	(2,637,797)	(6,765,432)
Net Increase (Decrease) in Shares Outstanding	(2,407,346)	(6,177,110)

Class C
Shares sold	348,607	428,932
Shares issued for dividends reinvested	43,251	83,132
Shares redeemed	(447,240)	(881,089)
Net Increase (Decrease) in Shares Outstanding	(55,382)	(369,025)

Class I
Shares sold	472,757	391,237
Shares issued for dividends reinvested	42,451	65,842
Shares redeemed	(258,341)	(343,752)
Net Increase (Decrease) in Shares Outstanding	256,867	113,327

[a]	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
[b]	During the period ended April 30, 2008, 1,615,343 Class B shares representing $22,865,708 were automatically converted to 1,617,992 Class A shares and during the period ended October 31, 2007, 3,537,356 Class B shares representing $50,381,305 were automatically converted to 3,543,761 Class A shares.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2008			Year Ended October 31,

Class A Shares	(Unaudited)	2007	2006	2005	2004 [a]	2003

Per Share Data ($):
Net asset value,
beginning of period	14.11	14.32	14.35	14.65	14.84	14.02
Investment Operations:
Investment income—net [b]	.34	.69	.63	.51	.51	.58
Net realized and unrealized
gain (loss) on investments	(.18)	(.18)	.13	(.19)	(.07)	.82
Total from Investment Operations	.16	.51	.76	.32	.44	1.40
Distributions:
Dividends from
investment income—net	(.34)	(.72)	(.68)	(.62)	(.59)	(.58)
Dividends from net realized
gain on investments	(.03)	—	(.11)	—	(.04)	—
Total Distributions	(.37)	(.72)	(.79)	(.62)	(.63)	(.58)
Net asset value, end of period	13.90	14.11	14.32	14.35	14.65	14.84

Total Return (%) [c]	1.15[d]	3.64	5.45	2.17	3.04	10.12

	Six Months Ended
	April 30, 2008		Year Ended October 31,

Class A Shares	(Unaudited)	2007	2006	2005	2004 [a]	2003

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09[e]	1.09	1.10	1.09	1.10	1.10
Ratio of net expenses
to average net assets	.97[e]	.97	.91	.90	1.09	1.10
Ratio of net investment income
to average net assets	4.77[e]	4.80	4.42	3.53	3.50	3.93
Portfolio Turnover Rate	146.04[d,f] 500.76[f]		449.87[f]	422.59[f]	736.80[f]	823.47

Net Assets, end of period
($ x 1,000)	401,080	439,754	408,266	451,437	519,446	736,291

[a]	As of November 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the period ended October 31, 2004, was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) on investments per share by $.01 and increase the ratio of net investment income to average net assets from 3.46% to 3.50%. Per share data and ratios/supplemental data for periods prior to November
1, 2003 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not Annualized.
[e]	Annualized.
[f]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2008,
October 31, 2007, October 31, 2006, October 31, 2005 and October 31, 2004 were 44.75%, 322.62%,
308.38%, 328.78% and 705.69%, respectively.
See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2008			Year Ended October 31,

Class B Shares	(Unaudited)	2007	2006	2005	2004 [a]	2003

Per Share Data ($):
Net asset value,
beginning of period	14.14	14.35	14.37	14.67	14.87	14.04
Investment Operations:
Investment income—net [b]	.29	.60	.56	.45	.44	.50
Net realized and unrealized
gain (loss) on investments	(.18)	(.16)	.14	(.20)	(.08)	.85
Total from Investment Operations	.11	.44	.70	.25	.36	1.35
Distributions:
Dividends from
investment income—net	(.30)	(.65)	(.61)	(.55)	(.52)	(.52)
Dividends from net realized
gain on investments	(.03)	—	(.11)	—	(.04)	—
Total Distributions	(.33)	(.65)	(.72)	(.55)	(.56)	(.52)
Net asset value, end of period	13.92	14.14	14.35	14.37	14.67	14.87

Total Return (%) [c]	.90[d]	3.15	4.93	1.67	2.50	9.72

	Six Months Ended
	April 30, 2008		Year Ended October 31,

Class B Shares	(Unaudited)	2007	2006	2005	2004 [a]	2003

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.64[e]	1.61	1.59	1.58	1.57	1.53
Ratio of net expenses
to average net assets	1.47[e]	1.47	1.41	1.40	1.55	1.53
Ratio of net investment income
to average net assets	4.30[e]	4.28	3.93	3.05	3.04	3.43
Portfolio Turnover Rate	146.04[d,f] 500.76[f]		449.87[f]	422.59[f]	736.80[f]	823.47

Net Assets, end of period
($ x 1,000)	50,234	85,031	174,906	216,667	264,124	315,616

[a]	As of November 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the period ended October 31, 2004, was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) on investments per share by $.01 and increase the ratio of net investment income to average net assets from 3.46% to 3.50%. Per share data and ratios/supplemental data for periods prior to November
1, 2003 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not Annualized.
[e]	Annualized.
[f]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2008,
October 31, 2007, October 31, 2006, October 31, 2005 and October 31, 2004 were 44.75%, 322.62%,
308.38%, 328.78% and 705.69%, respectively.
See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2008			Year Ended October 31,

Class C Shares	(Unaudited)	2007	2006	2005	2004 [a]	2003

Per Share Data ($):
Net asset value,
beginning of period	14.09	14.30	14.32	14.62	14.82	13.99
Investment Operations:
Investment income—net [b]	.28	.58	.52	.41	.41	.47
Net realized and unrealized
gain (loss) on investments	(.19)	(.18)	.14	(.20)	(.09)	.84
Total from Investment Operations	.09	.40	.66	.21	.32	1.31
Distributions:
Dividends from
investment income—net	(.28)	(.61)	(.57)	(.51)	(.48)	(.48)
Dividends from net realized
gain on investments	(.03)	—	(.11)	—	(.04)	—
Total Distributions	(.31)	(.61)	(.68)	(.51)	(.52)	(.48)
Net asset value, end of period	13.87	14.09	14.30	14.32	14.62	14.82

Total Return (%) [c]	.70[d]	2.95	4.67	1.42	2.24	9.47

	Six Months Ended
	April 30, 2008		Year Ended October 31,

Class C Shares	(Unaudited)	2007	2006	2005	2004 [a]	2003

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.84[e]	1.84	1.83	1.83	1.82	1.78
Ratio of net expenses
to average net assets	1.72[e]	1.72	1.66	1.65	1.80	1.78
Ratio of net investment income
to average net assets	4.03[e]	4.05	3.68	2.80	2.80	3.22
Portfolio Turnover Rate	146.04[d,f] 500.76[f]		449.87[f]	422.59[f]	736.80[f]	823.47

Net Assets, end of period
($ x 1,000)	37,328	38,680	44,528	57,309	73,541	93,638

[a]	As of November 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the period ended October 31, 2004, was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) on investments per share by $.01 and increase the ratio of net investment income to average net assets from 3.46% to 3.50%. Per share data and ratios/supplemental data for periods prior to November
1, 2003 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not Annualized.
[e]	Annualized.
[f]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2008,
October 31, 2007, October 31, 2006, October 31, 2005 and October 31, 2004 were 44.75%, 322.62%,
308.38%, 328.78% and 705.69%, respectively.
See notes to financial statements.

The Fund 33

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2008			Year Ended October 31,

Class I Shares	(Unaudited)	2007 [a]	2006	2005	2004 [b]	2003

Per Share Data ($):
Net asset value,
beginning of period	14.10	14.31	14.34	14.64	14.84	14.02
Investment Operations:
Investment income—net [c]	.35	.72	.66	.55	.56	.62
Net realized and unrealized
gain (loss) on investments	(.17)	(.17)	.13	(.20)	(.08)	.84
Total from Investment Operations	.18	.55	.79	.35	.48	1.46
Distributions:
Dividends from
investment income—net	(.36)	(.76)	(.71)	(.65)	(.64)	(.64)
Dividends from net realized
gain on investments	(.03)	—	(.11)	—	(.04)	—
Total Distributions	(.39)	(.76)	(.82)	(.65)	(.68)	(.64)
Net asset value, end of period	13.89	14.10	14.31	14.34	14.64	14.84

Total Return (%)	1.29[d]	3.89	5.73	2.42	3.38	10.58

	Six Months Ended
	April 30, 2008		Year Ended October 31,

Class I Shares	(Unaudited)	2007 [a]	2006	2005	2004 [b]	2003

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.80[e]	.77	.76	.72	.70	.68
Ratio of net expenses
to average net assets	.72[e]	.72	.66	.65	.69	.68
Ratio of net investment income
to average net assets	5.01[e]	5.05	4.67	3.77	4.02	4.18
Portfolio Turnover Rate	146.04[d,f] 500.76[f]		449.87[f]	422.59[f]	736.80[f]	823.47

Net Assets, end of period
($ x 1,000)	23,082	19,816	18,487	19,699	19,219	11,259

[a]	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
[b]	As of November 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the period ended October 31, 2004, was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) on investments per share by $.01 and increase the ratio of net investment income to average net assets from 3.46% to 3.50%. Per share data and ratios/supplemental data for periods prior to November
1, 2003 have not been restated to reflect this change in presentation.
[c]	Based on average shares outstanding at each month end.
[d]	Not Annualized.
[e]	Annualized.
[f]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2008,
October 31, 2007, October 31, 2006, October 31, 2005 and October 31, 2004 were 44.75%, 322.62%,
308.38%, 328.78% and 705.69%, respectively.
See notes to financial statements.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Core Bond Fund (the “fund”) is a separate diversified series of Dreyfus Premier Fixed Income Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering one series, the fund.The fund’s investment objective is to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as investment adviser.

At a meeting of the Board of Trustees of Dreyfus Premier Fixed Income Funds (the “Trust”) held on November 07, 2007, the Board approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of Dreyfus Premier Core Bond Fund (the “Fund”) and Dreyfus Investment Grade Funds, Inc., on behalf of Dreyfus Intermediate Term Income Fund (the “Acquiring Fund”).The Agreement provides for the transfer of the fund’s assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the fund’s stated liabilities, the distribution of shares of the Acquiring Fund to the fund’s shareholders and the subsequent termination of the fund (the “Reorganization”).Holders of fund shares as of December 21,2007 were asked to approve the Agreement on behalf of the fund at a special meeting of shareholders held on April 2, 2008.The Reorganization took place as of the close of business on May 15, 2008.

MBSC Securities Corporation (“the Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically con-

vert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires addi-

tional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with Mellon Bank, N.A. (“Mellon Bank”), a subsidiary BNY Mellon and a Dreyfus affiliate, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or Letters of Credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2008, Mellon Bank earned $41,916, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains could be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended April 30, 2008.

Each of the tax years in the three-year period ended October 31, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $23,042,906 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2007. If not applied, $1,791,693 of the carryover expires in fiscal 2010, $64,381 expires in fiscal 2011, $6,064,072 expires in fiscal 2012, $4,333,155 expires in fiscal 2013, $9,063,448 expires in fiscal 2014 and $1,726,157 expires in fiscal 2015.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2007 was as follows: ordinary income $30,004,670. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $20 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average daily amount of borrowings outstanding under the leveraging arrangement during the period ended April 30, 2008, was approximately $12,300, with a related weighted average annualized interest rate of 6.74% ..

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken, from November 1, 2007 through September 30, 2008, that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, interest expense, shareholder services plan fees and extraordinary expenses, exceed an annual rate of .725% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense.The reduction in management fee, pursuant to the undertaking, amounted to $344,357 during the period ended April 30, 2008.

During the period ended April 30, 2008, the Distributor retained $3,006 from commissions earned on sales of the fund’s Class A shares and $70,519 and $2,882 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2008, Class B and Class C shares were charged $160,613 and $144,967, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2008, Class A, Class B and Class C shares were charged $559,208, $80,306 and $48,322, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2008, the fund was charged $179,582 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2008, the fund was charged $12,998 pursuant to the cash management agreement.

The fund compensates Mellon Bank,under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2008, the fund was charged $27,934 pursuant to the custody agreement.

During the period ended April 30, 2008, the fund was charged $2,820 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $273,736, Rule 12b-1 distribution plan fees $43,874, shareholder services plan fees $109,303, custodian fees $52,443, chief compliance officer fees $1,880 and transfer agency per account fees $81,210, which are offset against an expense reimbursement currently in effect in the amount of $53,234.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, options transactions, forward currency exchange contracts and swap transactions during the period ended April 30, 2008, amounted to $1,045,055,685,and $1,112,650,966,respectively,of which $724,794,855 in purchases and $725,740,479 in sales were from mortgage dollar roll transactions.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2008, are set forth in the Statement of Financial Futures.

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The following summarizes the fund’s call/put options written for the
period ended April	30, 2008:

	Face Amount		Options Terminated

	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain (Loss) ($)

Contracts outstanding
October 31, 2007	149,040,000	172,677
Contracts written	1,575,620,000	2,295,200
Contracts terminated:
Contracts closed	1,468,600,000	1,415,495	1,644,156	(228,661)
Contracts expired	188,840,000	367,791	—	367,791
Total contracts
terminated	1,657,440,000	1,783,286	1,644,156	139,130
Contracts outstanding
April 30, 2008	67,220,000	684,591

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at April 30, 2008:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)

Purchases:
Brazilian Real, expiring
06/18/2008	2,140,000	1,211,092	1,270,687	59,595
Brazilian Real, expiring
06/18/2008	900,000	509,482	534,401	24,919
Brazilian Real, expiring
06/18/2008	1,940,000	1,095,736	1,151,931	56,195
China Renminlbi,
expiring
03/26/2009	35,740,000	5,472,363	5,503,259	30,896
Russian Ruble,
expiring
06/18/2008	36,550,000	1,536,198	1,542,597	6,399
Saudi Arabia Riyal,
expiring
6/18/2008	6,810,000	1,825,052	1,818,085	(6,967)
Saudi Arabia Riyal,
expiring
6/18/2008	4,060,000	1,089,027	1,083,910	(5,117)
Sales:		Proceeds ($)
China Renminlbi,
expiring
03/26/2009	35,740,000	5,648,360	5,503,259	145,101
Euro, expiring
06/18/2008	460,000	704,071	716,655	(12,584)
Euro, expiring
06/18/2008	1,230,000	1875,061	1,916,275	(41,214)

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)

Sales (continued):		Proceeds ($)
Euro, expiring
06/18/2008	570,000	893,190	888,030	5,160
Total				262,383

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. For those credit default swaps in which the fund is receiving a fixed rate, the fund is providing credit protection on the underlying instrument.The maximum payouts for these contracts are limited to the notional amount of each swap. The following summarizes open credit default swaps entered into by the fund at April 30, 2008:

Unrealized
Notional	Reference		(Pay)/Receive		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%) Expiration (Depreciation) ($)

12,500,000	Altria Group,
	7%, 11/4/2013	Citibank	(.27)	12/20/2011	67,637
3,590,000	Auto Receivables
Asset Backed
	Securities, 2007-1,	Lehman
	BBB Index	Brothers	1.50	2/15/2014	(626,967)

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

					Unrealized
Notional	Reference		(Pay)/Receive		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%) Expiration (Depreciation) ($)

2,200,000	Auto Receivables
	Asset Backed
	Securities, 2007-1,	Lehman
	BBB Index	Brothers	1.50	2/15/2014	(390,387)
2,390,000	Block Financial,
	5.125%,
	10/30/2014	Barclays	(1.95)	9/20/2014	(109,809)
1,960,000	Block Financial,
	5.125%,	Morgan
	10/30/2014	Stanley	(2.33)	12/20/2012	(92,822)
640,000	Block Financial,
	5.125%,	J.P. Morgan
	10/30/2014	Chase Bank	(2.25)	12/20/2012	(28,299)
570,000	Block Financial,
	5.125%,	J.P. Morgan
	10/30/2014	Chase Bank	(2.80)	12/20/2012	(38,331)
2,250,000	Campbell Soup
	Co., 4.875%,
	10/1/2013	Deutsche Bank	(.53)	3/20/2013	(26,540)
600,000	Campbell Soup
	Co., 4.875%,
	10/1/2013	Deutsche Bank	(.53)	3/20/2013	(7,068)
2,979,000	Century Tel,
	7.875%,
	8/15/2012	Citibank	(1.16)	9/20/2015	(44,389)
866,000	Century Tel,
	7.875%,	Morgan
	8/15/2012	Stanley	(1.15)	9/20/2015	(12,356)
1,430,000	Dow Chemical,	Goldman,
	6%, 10/1/2012	Sachs & Co.	(.56)	3/20/2013	(2,265)
785,000	First Data,	Lehman
	4.7%, 8/1/2013	Brothers	2.90	12/20/2009	(11,887)
5,690,000	Global Structured	J.P. Morgan
	Tranche 0-3%	Chase Bank	—	9/20/2013	(780,725)
2,060,000	Global Structured	Morgan
	Tranche 0-3%	Stanley	—	9/20/2013	(171,437)
3,950,000	Global Structured
	Tranche 0-3%	UBS AG	—	9/20/2013	(531,473)
710,000	Kohls, 6.3%,	J.P. Morgan
	3/1/2011	Chase Bank	(1.70)	6/20/2013	(7,301)
1,200,000	Kohls, 6.3%,	J.P. Morgan
	3/1/2011	Chase Bank	(1.70)	6/20/2013	(12,340)
990,000	Kohls, 6.3%,	Morgan
	3/1/2011	Stanley	(1.62)	3/20/2013	(7,894)
6,250,000	Northern Tobacco,
	5%, 6/1/2046	Citibank	1.35	12/20/2011	(298,219)
1,030,000	R.R. Donnelley &
	Sons, 4.95%,	Deutsche
	4/1/2014	Bank	(1.60)	3/20/2012	(24,669)

					Unrealized
Notional	Reference		(Pay)/Receive		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%) Expiration (Depreciation) ($)

420,000	R.R. Donnelley &
	Sons, 4.95%,	J.P. Morgan
	4/1/2014	Chase Bank	(1.70)	12/20/2011	(11,295)
1,870,000	Radioshack Corp.,
	7.375%,	Deutsche
	5/15/2011	Bank	(1.84)	6/20/2013	(38,618)
930,000	Radioshack Corp.,
	7.375%,	Morgan
	5/15/2011	Stanley	(1.75)	6/20/2013	(15,245)
2,230,000	Reed Elsevier
	Capital, 4.625%,	Deutsche
	6/15/2012	Bank	(.96)	6/20/2012	(45,582)
2,820,000	Republic of
	Panama, 8.875%,	Deutsche
	9/30/2027	Bank	(1.57)	9/20/2017	22,396
2,760,000	Republic of the
	Philippines,
	10.625%,
	3/16/2025	Barclays	(2.56)	9/20/2017	(52,503)
2,760,000	Republic of
	Turkey, 11.875%,
	1/15/2030	Barclays	(2.82)	9/20/2017	31,468
1,300,000	Rite Aid, 7.7%,	J.P. Morgan
	2/15/2027	Chase Bank	3.55	9/20/2010	(144,146)
725,000	Rite Aid, 7.7%,	Lehman
	2/15/2027	Brothers	4.55	9/20/2010	(65,039)
725,000	Rite Aid, 7.7%,	Lehman
	2/15/2027	Brothers	4.85	9/20/2010	(60,434)
6,250,000	Southern California
	Tobacco, 5%,
	6/1/2037	Citibank	1.35	12/20/2011	(298,219)
610,000	Standish Structured
	Tranched
	Portfolio 0-3%	Barclays	13.40	6/20/2012	(362,695)
815,000	Telefonica Emisiones
	SAU, 4.375%,
	2/2/2016	Deutsche Bank	(.65)	6/20/2009	(4,060)
1,055,000	Weatherford
	International,
	4.95%,	J.P. Morgan
	10/15/2013	Chase Bank	(.95)	6/20/2013	(18,913)
Total					(4,220,426)

The fund may enter into interest rate swaps which involve the exchange of commitments to pay and receive interest based on a notional principal amount. At April 30, 2008, there were no interest rate swaps entered into by the fund.

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

At April 30, 2008, accumulated net unrealized depreciation on investments was $18,342,365, consisting of $4,681,028 gross unrealized appreciation and $23,023,393 gross unrealized depreciation.

At April 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes ( see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

PROXY RESULTS (Unaudited)

The fund held a special meeting of shareholders on April 2, 2008.The proposal considered at the meeting, and the results, are as follows:

		Shares

	For	Against	Abstained

To approve an Agreement
and Plan of Reorganization	20,944,777	1,038,243	1,724,448

The Fund 51

NOTES

For More Information

Dreyfus Premier Core Bond Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DSINX	Class B: DRCBX	Class C: DRCCX
	Class I: DRCRX		

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2007, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

0031SA0408

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Fixed Income Funds

By:	/s/ J. David Oficer
J. David Officer
President

Date:	June 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. David Officer
J. David Officer
President

Date:	June 18, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 18, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)